Inventory, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Inventory, Net [Abstract]
Truck and trailer parts and accessories (a)	$ 51,247	[1]	$ 52,973	[1]
Hitches and towing components (b)	14,574	[2]	13,877	[2]
Moving supplies and propane (b)	6,979	[2]	7,156	[2]
Subtotal	72,800		74,006
Less: LIFO reserves	(14,693)		(14,541)
Less: excess and obsolete reserves	(1,711)		(730)
Inventories, net	$ 56,396		$ 58,735

[1]	Primarily held for internal useage, including equipment manufacturing and repair
[2]	Primarily held for retail sales